Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Oct. 31, 2025
Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	$ 5,520,909	$ 4,860,863
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	100,688	103,516
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	416
Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	265,361	310,874
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	5,524,481	4,918,431
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	97,071	99,878
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	416
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	97,071	99,878
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	416
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	5,524,481	4,918,431
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	265,361	310,874
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	568,161	581,710
Cash and cash equivalents [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	568,161	581,710
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	568,161	581,710
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	106,277	80,923
FVTPL, assets	0	0
Securities [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	106,277	80,923
FVTPL, assets	0	0
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	106,277	80,923
FVTPL, assets	0	0
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member]
Statement Line Items [Line Items]
Amortized cost, assets	5,675,879	5,066,378
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	5,689,659	5,050,931
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	5,689,659	5,050,931
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	5,154	0
Derivatives [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	5,154	0
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	5,154	0
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	953
FVTPL, assets	0	0
Other financial assets [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	953
FVTPL, assets	0	0
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	953
FVTPL, assets	$ 0	$ 0